ACCOUNTS RECEIVABLE, NET	12 Months Ended
Jun. 30, 2024
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of June 30, 2024	As of June 30, 2023

Accounts receivable from third-party customers	$2,618,019	$1,652,788
Less: allowance for credit losses	(348,678)	(160,026)
Total accounts receivable from third-party customers, net	2,269,341	1,492,762
Add: accounts receivable - related parties	582,182	1,272,384
Total accounts receivable, net	$2,851,523	$2,765,146

Allowance for credit losses amounted to $348,678 and $160,026 as of June 30, 2024 and 2023, respectively.

Approximately $1.8 million (RMB13.0 million) or 68.1% of the accounts receivable balance as of June 30, 2024 from third-party customers has been collected as of August 19, 2024.

In connection with the Company’s long-term investments in equity investees as disclosed in Note 2, the Company sold certain intelligent pet products to related parties Dogness Technology and Dogness Network. The outstanding accounts receivable from these related parties amounted to $582,182 as of June 30, 2024, of which $41,405 has been collected subsequent to year end (See Note 11).

Allowance for credit losses movement is as follows:

	As of June 30, 2024	As of June 30, 2023

Beginning balance	$160,026	$6,872
Provision	275,923	160,254
Write off	(85,823)	-
Foreign currency translation adjustments	(1,448)	(7,100)
Ending balance	$348,678	$160,026